Unaudited Condensed Consolidated Interim Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 2,008	$ (965)	$ 3,395	$ (947)	$ (12,359)	$ 2,596	$ 795
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments, net of tax of Nil	(2,397)	546	(1,005)	851	2,207	(1,575)	(1,491)
Other comprehensive income (loss), net of tax of nil	(2,397)	546	(1,005)	851	2,207	(1,575)	(1,491)
Comprehensive (loss) income	(389)	(419)	2,390	(96)	(10,152)	1,021	(696)
Less: comprehensive income attributable to noncontrolling interest	100	197	348	119	298	(730)	(1,519)
Comprehensive (loss) income attributable to Borqs Technologies, Inc.	$ (489)	$ (616)	$ 2,042	$ (215)	$ (10,450)	$ 1,751	$ 823